SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

On February 24, 2023 (the “February Closing Date”), the Company completed an offering (the “February Offering”) of 24,750,000,000 ordinary shares represented by 4,950,000 ADSs at a purchase price of $1.00 per ADS and a pre-funded warrant (the “February Pre-Funded Warrant”) to purchase 10,250,000,000 ordinary shares represented by 2,050,000 ADSs at a per pre-funded warrant price of $0.9999, with each ADS and February Pre-Funded Warrant accompanied by an ordinary warrant (the “February Common Warrant”) for aggregate gross proceeds of $7.0 million, resulting in net proceeds of approximately $6.0 million, after deducting the placement agent’s fees and estimated offering expenses payable by us, and excluding the proceeds, if any, from the subsequent exercise of the February Common Warrants. Each February Common Warrant has an exercise price of $1.00 per ADS and expires on the fifth anniversary of the February Closing Date. On the February Closing Date, the holder of the February Pre-Funded Warrant exercised its Pre-Funded Warrant in full.

In connection with the February Offering, the Company entered into a Securities Purchase Agreement (the “February Purchase Agreement”) with certain institutional investors. Under the February Purchase Agreement, subject to certain exemptions, the Company agreed not to: (i) for a period of ninety (90) days after the closing date of the Offering, issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents or (ii) file any registration statement or amendment or supplement thereto, other than a registration statement on Form S-8 in connection with any employee benefit plan or any post-effective amendment to a registration statement declared effective by the Securities and Exchange Commission (the “SEC”) and (ii) for a period of 180 days after the closing date of the Offering, enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement.

In connection with the February Offering, the Company entered into an Amendment No. 1 to Warrant to Purchase Ordinary Shares Represented by American Depositary Shares, dated February 24, 2023 (collectively, the “Warrant Amendments”), with each of the purchasers (the “2022 Purchasers”) who participated in both the August Offering and February Offering. The Warrant Amendments amended certain terms of the August Common Warrants issued to such 2022 Purchasers. Specifically, the Warrant Amendments reduced the exercise price of such warrants to $1.10 and extended the term during which those warrants could remain exercisable until February 24, 2028.